Investment Securities and Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Investment securities and derivatives [abstract]
Summary of Investments Securities and Derivatives

Investment securities and derivatives comprise:

	2022	2023

Total financial assets at FVTOCI	1,076,242	1,377,130
Total financial assets at FVTPL	30	642

Total investment securities and derivatives	1,076,272	1,377,772

Summary of Financial Assets at FVTOCI

Financial assets at FVTOCI comprise:

	2022	2023

Debt securities	1,075,955	1,376,728
Equity investments	287	402

Total financial assets at FVTOCI	1,076,242	1,377,130

	Interest rate, %	2022	Interest rate, %	2023

Debt securities
Bonds of the Ministry of Finance of the Republic of Kazakhstan	0.60-16.03	350,670	0.60-16.70	930,726
Corporate bonds	2.00-11.80	186,819	2.00-15.88	252,946
Discount notes of the NBRK	16.03	538,100	14.44	191,369
Sovereign bonds of foreign countries	0.63	366	0.63-3.50	1,687

Total debt securities		1,075,955		1,376,728

Summary of Financial Assets at FVTPL	Financial assets at FVTPL comprise:

	2022	2023

Derivative financial instruments	30	642

Total financial assets at FVTPL	30	642